Change in Estimate (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 02, 2012	Aug. 26, 2012	May 27, 2012	Feb. 26, 2012	Nov. 27, 2011	Aug. 28, 2011	May 29, 2011	Feb. 27, 2011	Dec. 02, 2012	Nov. 27, 2011	Nov. 28, 2010
Change in Estimate
Decrease in cost of sales									$ (808,363,000)	$ (751,449,000)	$ (709,971,000)
Decrease in accounts receivable									(20,332,000)	10,296,000	(3,226,000)
Decrease in Net sales	(358,115,000)	(365,434,000)	(312,031,000)	(312,290,000)	(269,259,000)	(334,067,000)	(321,296,000)	(305,529,000)	(1,347,870,000)	(1,230,151,000)	(1,219,471,000)
Decrease in operating income									(100,606,000)	(83,591,000)	(128,687,000)
Change in estimate for warranty claims and other product returns
Change in Estimate
Decrease in operating income										1,600,000
Increase in net loss										900,000
Increase in net loss per basic and diluted share										$ 0.01
Change in estimate for warranty claims
Change in Estimate
Decrease in other accrued liabilities										3,100,000
Decrease in cost of sales										3,100,000
Change in estimate for other product returns
Change in Estimate
Decrease in accounts receivable										4,700,000
Decrease in Net sales										$ 4,700,000